Average Annual Total Returns - FidelitySustainableUSEquityFund-RetailPRO - FidelitySustainableUSEquityFund-RetailPRO - Fidelity Sustainable U.S. Equity Fund	Jul. 29, 2023
Fidelity Sustainable U.S. Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.61%)
Since Inception	(6.84%)
Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.75%)
Since Inception	(7.02%)
Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.51%)
Since Inception	(5.19%)
RS003
Average Annual Return:
Past 1 year	(19.21%)
Since Inception	(7.07%)	[1]
IXWX9
Average Annual Return:
Past 1 year	(19.76%)
Since Inception	(6.04%)	[1]

[1]	A From June 15, 2021 .